Risk Management - Summary of Carrying Value of Residential Mortgages and Loans to Bank Clients (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Credit Quality [Line Items]
Carrying value of residential mortgages and loans to bank clients	CAD 20,316	CAD 19,388
Residential mortgages [Member] | Performing [Member]
Disclosure of Credit Quality [Line Items]
Carrying value of residential mortgages and loans to bank clients	18,566	17,624
Residential mortgages [Member] | Non-performing [Member]
Disclosure of Credit Quality [Line Items]
Carrying value of residential mortgages and loans to bank clients	13	19
Loans to Bank clients [Member] | Performing [Member]
Disclosure of Credit Quality [Line Items]
Carrying value of residential mortgages and loans to bank clients	1,734	1,743
Loans to Bank clients [Member] | Non-performing [Member]
Disclosure of Credit Quality [Line Items]
Carrying value of residential mortgages and loans to bank clients	3	2
Insured [Member]
Disclosure of Credit Quality [Line Items]
Carrying value of residential mortgages and loans to bank clients	7,260	7,580
Insured [Member] | Residential mortgages [Member] | Performing [Member]
Disclosure of Credit Quality [Line Items]
Carrying value of residential mortgages and loans to bank clients	7,256	7,574
Insured [Member] | Residential mortgages [Member] | Non-performing [Member]
Disclosure of Credit Quality [Line Items]
Carrying value of residential mortgages and loans to bank clients	4	6
Uninsured [Member]
Disclosure of Credit Quality [Line Items]
Carrying value of residential mortgages and loans to bank clients	13,056	11,808
Uninsured [Member] | Residential mortgages [Member] | Performing [Member]
Disclosure of Credit Quality [Line Items]
Carrying value of residential mortgages and loans to bank clients	11,310	10,050
Uninsured [Member] | Residential mortgages [Member] | Non-performing [Member]
Disclosure of Credit Quality [Line Items]
Carrying value of residential mortgages and loans to bank clients	9	13
Uninsured [Member] | Loans to Bank clients [Member] | Performing [Member]
Disclosure of Credit Quality [Line Items]
Carrying value of residential mortgages and loans to bank clients	1,734	1,743
Uninsured [Member] | Loans to Bank clients [Member] | Non-performing [Member]
Disclosure of Credit Quality [Line Items]
Carrying value of residential mortgages and loans to bank clients	CAD 3	CAD 2